Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Breakdown of expenses by nature
Research and development	[1]	$ 49,778,916	$ 31,472,063	$ 28,793,385
Employee benefits expenses		10,772,257	8,824,161	6,527,725
Amortization of Intellectual property		2,086,441	1,964,566	1,821,865
Employee share-based payment expenses		1,163,543	1,796,286	2,001,572
Intellectual property management		1,642,847	1,127,029	974,025
Auditor's remuneration		753,891	688,364	866,712
Depreciation		303,083	297,292	239,954
Other administrative expenses		3,554,058	4,229,578	3,711,789
Total Research & Development, Intellectual Property and Corporate & Administrative Expenses		$ 70,055,036	$ 50,399,339	$ 44,937,027

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.